ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2015
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multi crystalline solar wafers and photovoltaic (PV) cells and modules. From 2014, the Company began entering into arrangements to develop commercial solar power systems, or solar power projects, which consists primarily of solar power project development, engineering, procurement and construction ("EPC") services. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all newly established subsidiaries of the Company for the six months ended June 30, 2015:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of ownership
Kuancheng Yingchuang Photovoltaic Energy Co., Ltd. ("Renesola Kuancheng")	January 4, 2015	People's Republic of China ("PRC")	100%
Yangcheng Bosheng Photovoltaic Energy Co., Ltd. (“ReneSola Yangcheng”)	January 8, 2015	PRC	100%
Anhui Lvying Photovoltaic Energy Co., Ltd. (“ReneSola Anhui”)	January 14, 2015	PRC	100%
Zhejiang Kelang Investment Co., Ltd. ("ReneSola Kelang")	February 2, 2015	PRC	100%
Poyang Kangsheng Photovoltaic Energy Co., Ltd. ("ReneSola Poyang”)	April 1, 2015	PRC	100%
Heilongjiang Jiusan Nongken Shengchuang Photovoltaic Energy Co., Ltd. (“ReneSola Jiusan”)	April 1, 2015	PRC	100%
Carlam Hill Farm Solar Park North Limited (“Solar Park North”)	April 1,2015	United Kingdom ("UK")	100%
Carlam Hill Farm Solar Park South Limited (“Solar Park South”)	April 2,2015	UK	100%
Bransholme Solar C.I.C (“Bransholme”)	June 18,2015	UK	100%
Carlam Hill Education C.I.C (“Carlam Hill Education”)	June 18, 2015	UK	100%